STOCKHOLDERS EQUITY (Details)				12 Months Ended
	Jul. 26, 2023 USD ($) employee shares	Mar. 15, 2023 USD ($) employee shares	Jun. 13, 2022 USD ($) employee shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($) shares
Shares issued for cast, net of offering costs | $						$ 24,759,560
Stock-based compensation | $				$ 1,839,733	$ 5,603,615	$ 9,542,783
Stock-based compensation (in shares)						550,000
2021 Equity Incentive Plan
Stock-based compensation | $	$ 654,583	$ 1,185,150	$ 1,688,640
2021 Equity Incentive Plan | Employees
Number of employees | employee	12	12	12
Number of shares authorized to be granted to employees	4,200,000	4,200,000	4,200,000
Stock-based compensation (in shares)	1,019,600	1,580,200	1,407,200
Securities Purchase Agreement
Issuance of common stock related to exercise of warrants (Shares)					67,563